Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 761
Cost of revenues	(372)
Gross profit	389
Research and development expenses	(2,458)	(3,682)
General and administrative expenses	(2,116)	(2,303)
Operating loss	(4,185)	(5,985)
Financial (expenses) income:
Revaluation of derivative warrant liabilities	(18,835)
Other financing income (expenses), net	(1,304)	150
Net loss for the period	$ (24,324)	$ (5,835)
Basic loss per share (in Dollars per share)	$ (1.99)	$ (2.69)
Weighted average number of shares outstanding used to compute basic loss per ordinary share (in Shares)	12,193,918	2,167,170